Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EPB 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

Note 4.    Fair Value Measurements

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1:	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2:	Inputs to the valuation methodology include:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in inactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability;

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.

Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily Net Asset Value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Collective trust fund: Valued at NAV. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

First Community Corporation Unitized Stock Fund: Valued at the closing price of First Community Corporation’s common stock reported on the active market on which the individual securities are traded plus the carrying value of the cash component of the fund, which approximates fair value.

The following tables set forth by level, within the fair value hierarchy, the Plan’s fair value measurements as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$36,612,878	$—	$—	$36,612,878
First Community Corporation Unitized Stock Fund – Cash	180,695	—	—	180,695
First Community Corporation Unitized Stock Fund – Common Stock	3,921,744	—	—	3,921,744
Total assets in the fair value hierarchy	40,715,317	$—	$—	40,715,317
Investments measured at NAV(a)				566,799
Investments at fair value				$41,282,116

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$31,740,271	$—	$—	$31,740,271
First Community Corporation Unitized Stock Fund	3,194,190	—	—	3,194,190
Total assets in the fair value hierarchy	34,934,461	$—	$—	34,934,461
Investments measured at NAV(a)				1,070,608
Investments at fair value				$36,005,069

(a)	Certain investments that were measured at NAV per share or its equivalent have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table for December 31, 2025 and 2024 sets forth a summary of the Plan’s assets reported at NAV as a practical expedient to estimate fair value:

	December 31, 2025
Investment	Fair value	Unfunded commitment	Redemption frequency	Redemption notice period

Collective trust fund	$566,799	$—	Daily	(b)

	December 31, 2024
Investment	Fair value	Unfunded commitment	Redemption frequency	Redemption notice period

Collective trust fund	$1,070,608	$—	Daily	(b)

(b)	Participants may redeem units of the Fund for the purpose of funding a bona fide benefit payment, making a participant loan, honoring an employee-directed transfer of the employee’s interest in the plan to another investment election that is a noncompeting investment, or paying Trustee fees. Participants may make withdrawals from the Fund for other purposes generally only upon 12 months’ advance written notice to the Trustee.